Derivative Instruments and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Cross Currency Swap Agreements
The following table reflects information relating to the cross-currency swaps as at September 30, 2018.

		Floating Rate Receivable
Principal Amount NOK (in thousands)	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)
1,000,000	134,000	NIBOR	3.70%	5.92%	(10,185)	1.6
1,200,000	146,500	NIBOR	6.00%	7.72%	7,393	3.1
850,000	102,000	NIBOR	4.60%	7.89%	2,289	4.9
					(503)

Interest Rate Swap Agreements
As at September 30, 2018, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	30,000	(707)	0.8	4.9
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	131,250	(13,671)	10.3	5.2
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	32,134	70	2.8	2.8
U.S. Dollar-denominated interest rate swaps (iii) (iv)	LIBOR	341,097	(6,908)	2.3	3.4
U.S. Dollar-denominated interest rate swaps (iv)	LIBOR	93,167	333	0.3	1.7
U.S. Dollar-denominated interest rate swaps (iv)	LIBOR	186,756	7,550	8.2	2.3
EURIBOR-Based Debt:
Euro-denominated interest rate swaps	EURIBOR	89,873	(11,418)	4.9	3.8
			(24,751)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at September 30, 2018, ranged from 0.30% to 3.25%.

(ii)	Principal amount reduces semi-annually.

(iii)	These interest rate swaps are subject to mandatory early termination in 2020 and 2021 whereby the swaps will be settled based on their fair value at that time.

(iv)	Principal amount reduces quarterly.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the classification and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Accounts receivable/Advances to affiliates $	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at September 30, 2018
Interest rate swap agreements	161	982	6,842	(1,872)	(8,284)	(22,580)
Cross-currency swap agreements	—	—	12,322	(588)	(3,940)	(8,297)
Toledo Spirit time-charter derivative	1,689	471	—	—	—	—
	1,850	1,453	19,164	(2,460)	(12,224)	(30,877)
As at December 31, 2017
Interest rate swap agreements	—	108	1,130	(4,101)	(34,614)	(35,629)
Interest rate swaption agreements	—	—	—	—	(2)	—
Cross-currency swap agreements	—	—	5,042	(810)	(44,523)	(10,168)
Toledo Spirit time-charter derivative	678	970	—	—	—	—
	678	1,078	6,172	(4,911)	(79,139)	(45,797)

Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments
The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income (loss) is as follows:

	Three Months Ended September 30,
	2018			2017
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(3,062)	19,278	16,216	(4,528)	1,775	(2,753)
Interest rate swaption agreements	—	—	—	—	285	285
Interest rate swap agreements termination	(13,681)	—	(13,681)	—	—	—
Toledo Spirit time-charter derivative	1,689	(1,709)	(20)	646	(356)	290
	(15,054)	17,569	2,515	(3,882)	1,704	(2,178)

	Nine Months Ended September 30,
	2018			2017
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(11,850)	38,698	26,848	(13,813)	4,211	(9,602)
Interest rate swaption agreements	—	2	2	—	427	427
Interest rate swap agreements termination	(13,681)	—	(13,681)	(610)	—	(610)
Toledo Spirit time-charter derivative	2,148	(499)	1,649	526	884	1,410
	(23,383)	38,201	14,818	(13,897)	5,522	(8,375)
The effect of the gain (loss) on these derivatives on the Partnership's consolidated statements of income (loss) is as follows:

	Three Months Ended September 30,
	2018			2017
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross-currency swap agreements	(1,744)	43,966	42,222	(1,598)	20,523	18,925
Cross-currency swap agreements termination	(42,271)	—	(42,271)	—	—	—
	(44,015)	43,966	(49)	(1,598)	20,523	18,925

	Nine Months Ended September 30,
	2018			2017
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross-currency swap agreements	(4,926)	49,734	44,808	(7,219)	58,128	50,909
Cross-currency swap agreements termination	(42,271)	—	(42,271)	(25,733)	—	(25,733)
	(47,197)	49,734	2,537	(32,952)	58,128	25,176

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity-accounted joint ventures.

Three Months Ended September 30, 2018				Three Months Ended September 30, 2017
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $		Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
1,437	37	—	Interest expense	(116)	—	(8)	Interest expense
1,437	37	—		(116)	—	(8)

Nine Months Ended September 30, 2018				Nine Months Ended September 30, 2017
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $		Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
6,527	(211)	740	Interest expense	(1,218)	—	(755)	Interest expense
6,527	(211)	740		(1,218)	—	(755)

(i)	Effective portion of designated and qualifying cash flow hedges recognized in other comprehensive income (or OCI).

(ii)	Effective portion of designated and qualifying cash flow hedges recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings.

(iii)	Ineffective portion of designated and qualifying cash flow hedges recorded in interest expense.